RELATED PARTY BALANCES AND TRANSACTIONS	12 Months Ended
Mar. 31, 2021
RELATED PARTY BALANCES AND TRANSACTIONS
RELATED PARTY BALANCES AND TRANSACTIONS

20. RELATED PARTY BALANCES AND TRANSACTIONS

The table below sets forth the major related parties and their relationships with the Group as of March 31, 2021:

Name of related parties	Relationship with the Group

58.com	2024 Notes holder who appointed one of the Board members of the Company
Baidu (Hongkong) Limited (“Baidu”)	Preferred Shareholder of the Company before June 27, 2018 and Class A ordinary shareholder of the Company after June 27, 2018

Except for 2024 Notes balance as disclosed in details of related party balances as of March 31, 2020 and 2021, transactions for the years ended December 31, 2018 and 2019, the three months ended March 31, 2020, and the fiscal year ended March 31, 2021 are as follows:

20. RELATED PARTY BALANCES AND TRANSACTIONS (CONTINUED)

Amounts due from related party

	March 31,	March 31,
	2020	2021
	RMB	RMB
Prepaid advertising expenses
58.com	28,070	—
Consideration receivables, net (Note 3)
58.com	—	129,383

Amounts due to related party

	March 31,	March 31,
	2020	2021
	RMB	RMB

Unpaid advertising expenses
58.com	—	69,434

Transactions with related party

			For the three	For the fiscal
			months ended	year ended
	For the year ended December 31,		March 31,	March 31,
	2018	2019	2020	2021
	RMB	RMB	RMB	RMB

Advertising service provided by the related party
58.com	—	47,054	23,520	89,843
Baidu	1,391	—	—	—
	1,391	47,054	23,520	89,843
Inventory leads sold to the related party
58.com	—	—	—	10,869

			For the three	For the fiscal
			months ended	year ended
	For the year ended December 31,		March 31,	March 31,
	2018	2019	2020	2021
	RMB	RMB	RMB	RMB

Gain from the divestiture of 2B business (Note 3)
58.com	—	—	—	735,956